General Information and Basis of Operation (Details) - Schedule of Company’s Shareholders	12 Months Ended
Dec. 31, 2023
Winwin Development Group Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of interest	74.67%
Beyond Glory Worldwide Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of interest	4.40%
Keen Sky Global Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of interest	4.93%
State Wisdom Holdings Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of interest	4.93%
Snow Bear Capital Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of interest	3.33%
Mercury Universal Investment Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of interest	4.54%
Greet Harmony Global Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of interest	3.20%